Financial risk management - Additional Information (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Percentage of increase and decrease in share price	10.00%	10.00%
Interest Rate Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Effect on profit from change in tax rate	10.00%	10.00%
Liquidity Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months
USD | Currency Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held	76.00%	67.00%
(in Australian dollars, in thousands, except percent data) | Currency Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held	23.00%	33.00%
Other Curriencies | Currency Risk
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of cash held	1.00%